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April 7, 2021	W. Thomas Conner Shareholder +1 202 312 3331 tconner@vedderprice.com

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Post-Effective Amendment No. 1 to Registration Statement on Form S-3

Brighthouse Life Insurance Company

Brighthouse Shield® Level Select Advisory Annuity (File No. 333-238215)

Brighthouse Shield® Level Select 6-Year Annuity (File No. 333-233239)

Brighthouse Shield® Level Select 3-Year Annuity (File No. 333-233235)

To the Commission:

On behalf of Brighthouse Life Insurance Company (the “Company”), we are transmitting electronically for filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 1 (the “Amendments”) to the Company’s registration statements on Form S-3 for Brighthouse Shield® Level Select Advisory Annuity, Brighthouse Shield® Level Select 6-Year Annuity and Brighthouse Shield® Level Select 3-Year Annuity, each an individual single premium deferred index-linked separate account annuity contract (the “Contracts”).

The Amendments are being filed for the purpose of describing the “Performance Lock” rider provided with Contracts issued on or after August 2, 2021, by means of a supplement to the current prospectus for each of the Contracts (the “Supplement”). The Supplement also describes new Shield Options offered by the Company and an expanded availability of the Return of Premium Death Benefit.

As described under “Independent Registered Public Accounting Firm” in the Supplement, the audited financial statements, and the related financial statement schedules, of the Company, are incorporated in the Supplement by reference from the Company’s Annual Report on Form 10-K for the year ended December 31, 2020. For this purpose, a consent of the independent registered public accounting firm has been filed as Exhibit 23 to the Amendments.

1401 I Street NW, Suite 1100  |  Washington, DC 20005  |  T +1 202 312 3320  |  F +1 202 312 3322

Vedder Price P.C. is affiliated with Vedder Price LLP, which operates in England and Wales, Vedder Price (CA), LLP, which operates in California, and Vedder Price Pte. Ltd., which operates in Singapore.

U.S. Securities and Exchange Commission

April 7, 2021

If you have any questions or comments regarding the Amendments, please call the undersigned at (202) 312-3331 or Nathaniel Segal at (312) 609-7747.

Sincerely, /s/W. Thomas Conner W. Thomas Conner Shareholder

cc:	Michele H. Abate, Associate General Counsel, Brighthouse Financial, Inc.

Dionne Sutton, Corporate Counsel, Brighthouse Financial, Inc.

Nathaniel Segal, Counsel, Vedder Price P.C.